Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisitions
Note 3 - Acquisitions

A.          Siklu

On December 4, 2023, the Company completed the Siklu Acquisition. See also note 1B.

As consideration for the Siklu Acquisition, the Company issued to the Seller 504,902 ordinary shares of the Company with a fair value of $944 thousand (the "Share Consideration") and paid $8,341 thousand of cash to repay Siklu's outstanding debt, including both principal and interest. In addition, the Company accounted for $1,617 thousand for additional consideration of up to 735,294 ordinary shares of the Company or cash, in certain circumstances, which will be released from holdback and issued to the Seller in 18 months following the indemnity release date as defined in the Siklu Acquisition agreement (the "Holdback Consideration"). The Holdback Consideration is classified by the Company as a liability that is marked to market each reporting period. During the years ended December 31, 2025, 2024 and 2023, the Company recorded adjustment to the fair value of its Holdback Consideration in a total amount of $(1,926) thousand, $1,703 thousand and $110 thousand, respectively that have been included in Financial and other expenses, net.  In 2025, in accordance with the Holdback Consideration terms, the Company released the remaining Holdback Consideration. through the issuance of 653,985 Company shares to the Seller and the forfeiture of 81,309 shares.

The Siklu Acquisition has been accounted for as a business combination, and the financial results of Siklu have been included in the Company's consolidated financial statements for the period subsequent to the Siklu Acquisition.

A summary of the allocation of the purchase consideration for Siklu is as follows (in thousands):

	Amortization Period	Amount
	years	$ thousands
Repayment of Siklu's outstanding debt obligations		8,341
Share Consideration		944
Holdback Consideration		1,617
Fair value of total consideration		10,902
Fair value of assets acquired and liabilities assumed:
Current assets (including cash and cash equivalents of $370 thousand)		5,732
Non-current assets		2,047
Trademark	2	440
Customer Relationships	2-5	1,209
Technology	2-6	3,638
Goodwill		7,749
Other current liabilities		(6,694)
Long-term liabilities		(3,219)
		10,902

The valuation of the acquired intangible assets is inherently subjective and relies on significant unobservable inputs. The Company used an income approach to value the acquired developed technology, customer relationships and trade mark intangible assets. The valuation for each of these intangible assets was based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk. The valuation assumptions take into consideration the Company's estimates of customer attrition, technology obsolescence and revenue growth projections. The Company is amortizing the identifiable intangible assets arising from the Siklu Acquisition in relation to the expected cash flows from the individual intangible assets over their respective useful lives, which have a useful life range of 2-10 years (see Note 7). Goodwill results from assets that are not separately identifiable as part of the transaction and is not deductible for tax purposes.

B.	End 2 End

On January 31, 2025 the Company completed the E2E Acquisition. See also note 1C.

As consideration for the E2E Acquisition, the Company issued to the E2E Sellers 214,657 ordinary shares of the Company with a fair value of $990 thousand (the "Share Consideration") and paid $6,741 thousand in cash (the "Cash Consideration"). In addition, the Company accounted for $475 thousand for additional consideration of up to 102,938 ordinary shares of the Company, which will be released from holdback and issued to the E2E Sellers over 24 months from the acquisition date (the "Holdback Amount"). The Company classifies the Holdback Amount as a liability that is marked to market each reporting period. As of December 31, 2025, the Company recorded an income adjustment to the fair value of its Holdback Amount of $258 thousand in Financial and other expenses, net. The E2E Sellers shall be entitled, in certain circumstances, to an Earn-Out consideration in the form of up to 461,076 ordinary shares of the Company and up to $1,587 thousand in cash.

B.	End 2 End

As of December 31, 2025, the applicable conditions for this Earn-Out consideration were not met and, accordingly, no Earn-Out consideration is payable in respect of this arrangement.  In addition, if during the period from the closing date to December 31, 2026, the Company enters into a specific predefined sale agreement with a designated E2E customer, the Sellers shall be entitled to an additional Earn-Out consideration, payable in cash, equal to 50% of the agreement price (both together “Earn-Out”). The Company classifies the Earn-Out as a liability that is marked to market each reporting period. The fair value of the Earn-Out as of the acquisition date amounted to $1,624 thousand. The E2E Acquisition has been accounted for as a business combination, and the financial results of E2E have been included in the Company's consolidated financial statements for the period subsequent to the E2E Acquisition.

A summary of the allocation of the purchase consideration for E2E is as follows:

	Amortization Period	Amount
	years	$ thousands
Cash Consideration		6,741
Share Consideration		990
Holdback Amount		475
Earn-Out		1,624
Fair value of total consideration		9,830
Fair value of assets acquired and liabilities assumed:
Current assets (including cash and cash equivalents of $171 thousand)		3,620
Non-current assets		439
Trademark	2	370
Customer Relationships	4	1,781
Technology	3	3,290
Goodwill		3,258
Other current liabilities		(2,529)
Long-term liabilities		(399)
		9,830

The valuation of the acquired intangible assets is inherently subjective and relies on significant unobservable inputs. The Company used an income approach to value the acquired developed technology, customer relationships and trademark intangible assets. The valuation for each of these intangible assets was based on estimated projections of expected cash flows to be generated by the assets, discounted to the present value at discount rates commensurate with perceived risk.

The valuation assumptions take into consideration the Company's estimates of customer attrition, technology obsolescence and revenue growth projections. The Company is amortizing the identifiable intangible assets arising from the E2E Acquisition in relation to the expected cash flows from the individual intangible assets over their respective useful lives, which have a useful life range of 2-4 years. On the day of the E2E acquisition, there was no difference between tax basis to book basis, therefore no deferred taxes were recorded. The goodwill is expected to be fully deductible for income tax purposes.

Pro forma results of operations have not been presented because the effects of the acquisition were not material to our consolidated statements of operations.

C.	Acquisition- and Integration-Related Charges

Acquisition-related expenses include those expenses related to acquisitions that would otherwise not have been incurred by the Company, including professional and services fees, such as legal, audit, consulting, paying agent and other fees. Acquisition-related costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred.

Integration-related expenses represent incremental costs related to combining the Company and its business acquisitions, such as third-party consulting and other third-party services related to merging the previously separate companies' systems and processes.

The components of Acquisition- and integration-related expenses incurred in the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Acquisition-related professional and services fees	475	284	720
Integration-related expenses	221	1,376	398
Earn-Out fair value adjustment	(624)	-	-

Total acquisition- and integration-related expense	72	1,660	1,118

The components of Acquisition- and integration-related expenses incurred in the year ended December 31, 2025, related to the E2E Acquisition, and the components of Acquisition- and integration-related expenses incurred in the year ended December 31, 2024 related to the Siklu Acquisition.

The table below presents the changes in the Earn-Out, which was classified as Level 3 and measured at fair value on a recurring basis, in the year ended December 31, 2025:

$ thousands
Fair value as of acquisition date	1,624
Fair value adjustment	(624)

Fair value at the end of the period	1,000

The Company estimated the fair value of the Earn-Out by utilizing a Monte Carlo simulation and an income approach method. The significant assumptions used in the model mainly relate to the projected revenues and operating income of E2E  for 2025, as well as the estimated agreement price with a designated customer and the probability of such an agreement. Changes in Earn-Out fair value are recorded in the consolidated statements of operations under Acquisition- and integration-related charges.